Semi-Annual Report

[LOGO] DLJ WINTHROP FUNDS

           [GRAPHIC OMITTED]

Leadership through
           Experience

           DLJ Winthrop
           International Equity Fund

           DLJ Winthrop
           Developing Markets Fund

           April 30, 1999

Dear Shareholders:

The returns of the foreign markets have improved over the past six months as there has been a significant change in the environment since October of last year. At that time recession was affecting Japan, Asia was deteriorating and commodity prices were very low. The Long Term Capital Management problem had just broken and the Russian economy was about to collapse. Fears of global deflation were influencing investor decisions. Since then optimism has returned, Central bankers have managed to avoid the continued decline by cutting interest rates, raw material prices have stabilized, and leading economic indicators seem to be reflecting a turnaround. We strongly believe that the Opportunity Funds are well placed to take advantage of this recovery.

DLJ WINTHROP DEVELOPING MARKETS FUND

The total return of the DLJ Winthrop Developing Markets Fund for the six month period ending April 30, 1999 amounted to +35.33% (Class A shares) and +34.91% (Class B shares) vs. +34.87% for the Fund's benchmark, the MSCI Emerging Markets Free Index.

After a tough summer in 1998 with the collapse of the Russian economy following the financial crisis in Asia, the developing countries began to stabilize during the last quarter of 1998. The first countries to enter the crisis (Thailand and South Korea) were the first to recover sharply. During the first quarter of 1999, the Latin American economies declined leading to the devaluation of the Brazilian currency which surprised many investors, and weighed heavily on the rest of the region. However, during the month of March, markets seemed to calm down. The recovery in Asia was confirmed by good company earning forecasts, moreover, the Brazilian devaluation did not cause hyperinflation as many had feared and Eastern European countries experienced less impact than anticipated following the Russian collapse. Despite concerns related to events in Kosovo, with the rise of the market index, it appears that the developing markets global crisis has come to an end.

Today, we are decreasing our overweight position in Latin America and re-weighting selected countries in Asia. We have reinvested in Thai financial stocks and are reducing our Argentinian holdings.

WINTHROP INTERNATIONAL EQUITY FUND

The total return of the DLJ Winthrop International Equity Fund for the six months ending April 30, 1999 amounted to +14.19% (Class A shares) and +13.76% (Class B shares) vs. +15.44 for the Fund's benchmark, the MSCI EAFE Index.

The world wide rate cuts by central banks during the final quarter of 1998 triggered a sharp recovery of equity markets. In addition, the launch of the Euro currency in January pushed European markets even higher during the first week of the year. Overall, the economic picture has greatly improved.

The Japanese market has performed well over the period, gaining almost 30% in local currency and 26.5% in dollars. After a long haul, it appears that Japan is crawling out of recession and implementing profound changes which we believe should lead to a more efficient economy and favorably impact international stock markets. We currently overweight technology, telecoms and services.

Asia has shown some surprising improvements as well. The region is undergoing a rapid recovery supported by intelligent fiscal and monetary policy decisions on the part of most governments. Trade and travel within Asia is recovering and many economies are now running current account surpluses, which means that risk premiums and local interest rates should fall.

The Fund remained slightly overweighted in European stocks during most of the period. During the past two months we have increased our position in Japanese stocks from an underweight to a neutral position. Asia remains underweighted as a region. Within Asia we maintain heavier weightings in Hong Kong and Singapore versus Australia and New Zealand.

Thank you for your continued support and have an enjoyable summer.

Sincerely,


/s/ G. Moffett Cochran

G. Moffett Cochran

President                                                             June, 1999

OPPORTUNITY FUND HIGHLIGHTS (unaudited)
--------------------------------------------------------------------------------
DLJ Winthrop International Equity Fund

      Asset Allocation by Country April 30, 1999

   [The following table was depicted as a pie chart in the printed material.]

                    Finland                                1.0
                    Singapore                              0.6
                    Portugal                               0.6
                    Denmark                                0.5
                    Belgium                                0.3
                    Japan                                 24.2
                    United Kindom                         22.2
                    France                                 9.4
                    Germany                                8.3
                    Netherlands                            7.8
                    Switzerland                            7.7
                    Italy                                  5.6
                    Cash & Other Assets/Liabilities        3.6
                    Sweden                                 1.9
                    Spain                                  2.6
                    Hong Kong                              2.6
                    Australia                              1.1

      Ten Largest Holdings April 30, 1999

                                                                              Percent of
                                                   Country       US $ Value   Net Assets
                                                --------------   ----------   ----------
      Nippon Telegraph & Telephone Co. Ltd. ... Japan            $1,502,999      2.9%
      BP Amoco Plc ............................ United Kingdom      994,628      2.0
      Royal Dutch Petroleum Co. ............... Netherlands         957,758      1.9
      NTT Mobile Communication Network, Inc. .. Japan               938,327      1.8
      Bank of Tokyo-Mitsubishi Ltd. ........... Japan               900,476      1.8
      Mannesmann AG ........................... Germany             790,415      1.6
      Roche Holding AG-Genusscheine
         (PC) Shares .......................... Switzerland         777,719      1.5
      Smithkline Beecham Plc .................. United Kingdom      681,233      1.3
      British Telecommunications Plc .......... United Kingdom      680,903      1.3
      Sumitomo Bank Ltd. ...................... Japan               676,936      1.3
                                                                 ----------     ----
                                                                 $8,901,394     17.4%
                                                                 ==========     ====

      Investment Results For the Periods Ended April 30, 1999

                                               Average Annual Total Return
                                       ----------------------------------------
                                       DLJ Winthrop International
                                               Equity Fund
                                       --------------------------
                                          Without        With         MSCI EAFE
                                           Load          Load           INDEX
                                          -------        ----         ---------
      Class A:
           Six Months ...................  14.19%        7.62%          15.44%
           1 year .......................   6.92         0.77            9.81
           From inception 9/13/95 .......   9.96         8.18           10.90
      Class B:
           Six Months ...................  13.76         9.76           15.44
           1 year .......................   6.15         2.15            9.81
           From inception 9/13/95 .......   9.15         8.93           10.90

The performance data quoted represents past performance, which is no indication of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. No adjustment has been made for any income taxes payable by shareholders on dividends or capital gains. Class A returns shown above are computed with and without the imposition of the maximum 5.75% front-end sales load. Class B shares which, instead of a front-end sales load, are subject to a contingent deferred sales charge (CDSC) ranging from 4% during the first year to 0% after 4 years. Accordingly, returns on Class B shares will differ from those of Class A shares and are referenced in the table above with and without the imposition of the applicable CDSC. Prior to April 30, 1999, Class D shares were not offered. Accordingly, no performance data is available.

The MSCI EAFE Index is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries. The index is the property of Morgan Stanley & Co. Incorporated. The index does not take into account charges, fees and other expenses. Further information relating to Fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the Prospectus and elsewhere in this report.
--------------------------------------------------------------------------------

OPPORTUNITY FUND HIGHLIGHTS (unaudited)
--------------------------------------------------------------------------------
DLJ Winthrop Developing Markets Fund

      Asset Allocation by Country April 30, 1999

   [The following table was depicted as a pie chart in the printed material.]

                    Philippines                            1.1
                    China                                  1.0
                    Poland                                 0.5
                    Mexico                                16.9
                    Brazil                                14.4
                    Argentina                             12.6
                    South Africa                           8.9
                    South Korea                            8.7
                    Greece                                 6.8
                    Taiwan                                 6.4
                    Thailand                               5.8
                    India                                  3.9
                    Chile                                  3.0
                    Czech Republic                         2.8
                    Malaysia                               2.5
                    Hong Kong                              1.9
                    Hungary                                1.6
                    Cash & Other Assets/Liabilities        1.4

      Ten Largest Holdings April 30, 1999

                                                                              Percent of
                                                   Country       US $ Value   Net Assets
                                                --------------   ----------   ----------
      YPF Sociedad Anonima SA ADR ............. Argentina        $  893,340      5.2%
      Telefonos de Mexico SA Cl. 'L' ADR ...... Mexico              771,893      4.5
      Cifra SA de CV Ser. 'V' ................. Mexico              622,170      3.6
      Telefonica de Argentina SA ADR .......... Argentina           562,419      3.3
      De Beers Centenary AG ................... South Africa        465,013      2.7
      Grupo Mexico SA de CV Ser. 'B' .......... Mexico              453,477      2.6
      Samsung Electronics GDR ................. South Korea         448,600      2.6
      Pohang Iron ADR ......................... South Korea         402,885      2.3
      Kimberly-Clark de Mexico
         SA de CV Cl. 'A' ..................... Mexico              400,260      2.3
      Korea Electrical Power ADR .............. South Korea         370,557      2.2
                                                                 ----------     ----
                                                                 $5,390,614     31.3%
                                                                 ==========     ====

      Investment Results For the Periods Ended April 30, 1999

                                             Average Annual Total Return
                                        ---------------------------------------
                                        DLJ Winthrop Developing
                                             Markets Fund              MSCI
                                        -----------------------      EMERGING
                                        Without           With        MARKETS
                                         Load             Load       FREE INDEX
                                        -------           ----       ----------
      Class A:
           Six Months .................  35.33%          27.55%        34.87%
           1 year .....................  (4.14)          (9.66)       (10.19)
           From inception 9/13/95 .....  (0.87)          (2.48)        (4.10)
      Class B:
           Six Months .................  34.91           30.91         34.87
           1 year .....................  (4.86)          (8.67)       (10.19)
           From inception 9/13/95 .....  (1.65)          (1.92)        (4.10)

The performance data quoted represents past performance, which is no indication of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. No adjustment has been made for any income taxes payable by shareholders on dividends or capital gains. Class A returns shown above are computed with and without the imposition of the maximum 5.75% front-end sales load. Class B shares which, instead of a front-end sales load, are subject to a contingent deferred sales charge (CDSC) ranging from 4% during the first year to 0% after 4 years. Accordingly, returns on Class B shares will differ from those of Class A shares and are referenced in the table above with and without the imposition of the applicable CDSC.

The MSCI Emerging Markets Free Index is an unmanaged index composed of a sample of companies representative of the market structure of developing countries worldwide. The index is the property of Morgan Stanley & Co. Incorporated. The index does not take into account charges, fees and other expenses. Further information relating to Fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the Prospectus and elsewhere in this report.
--------------------------------------------------------------------------------

DLJ Winthrop Opportunity Funds--
  Statement of Investments April 30, 1999 (unaudited)
--------------------------------------------------------------------------------
DLJ Winthrop International Equity Fund

COMMON STOCKS--96.4%

                                                Shares     U.S. $ Value
                                            ----------     ------------
AUSTRALIA--1. 1%
National Australia Bank Ltd. .............       4,410      $    85,987
Normandy Mining Ltd. .....................      46,400           40,285
Qantas Airways Ltd. ......................      42,100          115,793
Telstra Corporation Ltd. .................      36,150          196,461
The News Corporation Ltd. ................       9,810           82,337
Woodside Petroleum Ltd. ..................       8,100           55,294
                                                            -----------
                                                                576,157
                                                            -----------

BELGIUM--0.3%
Belgiqium Dexia ..........................       1,130          174,063
                                                            -----------

DENMARK--0.5%
ISS International Service System A/S .....       4,230          248,907
                                                            -----------

FINLAND--1.0%
Oy Nokia (Ab) Ser 'A' ....................       6,530          503,971
                                                            -----------

FRANCE--9.4%
Accor SA .................................         860          227,005
Air Liquide SA ...........................       1,960          302,744
Alcatel Asthom SA ........................       1,690          207,759
Carrefour SA .............................         270          214,236
Castorama Dubois Investisse ..............         920          220,456
Danone Groupe ............................       1,567          419,427
France Telecom SA* .......................       4,762          385,153
Generale Des Eaux ........................       1,570          367,244
Groupe GTM ...............................       1,830          174,729
Lafarge SA ...............................       2,550          248,196
Legrand SA ...............................         878          209,928
L'Oreal ..................................         280          179,514
Pernod Ricard ............................       3,480          235,075
Pinault - Printemps - Redoute SA .........       1,550          257,453
PSA Peugeot Citroen SA ...................       1,530          254,131
Suez Lyonnaise des Eaux ..................       2,190          373,024
Total SA .................................       3,770          516,908
                                                            -----------
                                                              4,792,982
                                                            -----------

GERMANY--8.3%
Allianz AG ...............................       1,379          440,156
BASF AG ..................................       6,170          269,589
Bayerische Motoren Werke AG ..............         110           78,088
Bayerische Motoren Werke AG - New* .......         186          129,776
Bayerische Vereinsbank AG ................       6,070          401,361
DaimlerChrysler AG .......................       2,950          288,845
Dresdner Bank AG .........................       6,990          301,720
Henkel KGaA AG ...........................       2,380          189,852
Hoechst AG ...............................       4,420          202,478
Mannesmann AG ............................       6,030          790,415
SAP AG ...................................         820          303,633
Veba AG ..................................       9,680          529,971
Viag AG ..................................         620          313,207
                                                            -----------
                                                              4,239,091
                                                            -----------

HONG KONG--2.6%
Cheung Kong (Holdings) Ltd. ..............      24,000          218,317
China Telecom (Hong Kong) Ltd. ...........      42,000           95,920
Hang Seng Bank Ltd. ......................      15,530          183,850
Hong Kong & China Gas
  Company Ltd. ...........................       1,350              225
Hong Kong & China Gas Company
  Ltd. Warrants 09/30/99* ................      35,926           50,527
Hutchison Whampoa Ltd. ...................       8,300           74,431
New World Development Co. Ltd. ...........      38,000           94,139
Sun Hung Kai Properties Ltd. .............      33,000          289,541
Swire Pacific Ltd. .......................      40,000          224,510
Wharf (Holdings) Ltd. ....................      40,320           98,847
Wharf (Holdings) Ltd.
  Warrants 12/31/99* .....................       1,900              962
                                                            -----------
                                                              1,331,269
                                                            -----------

ITALY--5.6%
Alleanza Assicurazioni SPA ...............      20,392          244,863
Autogrill SPA ............................      27,740          254,738
Banca Di Roma SPA ........................     131,310          216,715
Ente Nazionale Idrocarburi SPA ...........      49,730          327,773
Instituto Bancario San Paolo
  di Torino SPA ..........................      27,690          415,985
Seat Pagine Gialle SPA ...................     400,720          330,252
Telecom Italia SPA .......................     101,340          545,714
Telecom Italia Mobile SPA ................      69,290          232,379
Unicredito Italiano SPA ..................      55,570          282,194
                                                            -----------
                                                              2,850,613
                                                            -----------

JAPAN--24.2%
Bank of Tokyo-Mitsubishi Ltd. ............      61,000          900,476
Bridgestone Corp. Ltd. ...................      16,000          428,950
Fuji Photo Film Co. Ltd. .................      11,000          415,629
Fujitsu Ltd. .............................      20,000          342,657
Fujitsu Support and Service Inc. Ltd. ....       4,000          489,271
Hitachi Ltd. .............................      40,000          292,222
Ito - Yokado Co. Ltd. ....................       5,000          307,051
Japan Airlines Co. Ltd. ..................      85,000          267,758
Mitsubishi Chemical
  Corporation Ltd. .......................     130,000          401,889
Mitsui Re Fudosan Ltd. ...................      69,000          635,884
Nippon Express Co. Ltd. ..................      55,000          359,413
Nippon Telegraph & Telephone Co. Ltd. ....         138        1,502,999
NTT Data Corp. Ltd. ......................          36          285,017
NTT Mobile Communication
  Network, Inc. ..........................          16          938,327
Oji Paper Co. Ltd. .......................      60,000          359,413
Shin-Etsu Chemical Co. Ltd. ..............      11,000          350,197
Shiseido Co. Ltd. ........................      21,000          330,760
Sony Corp. ...............................       4,900          457,728
Sumitomo Bank Ltd. .......................      50,000          676,936
Sumitomo Chemical Co. Ltd. ...............      67,000          299,184
Sumitomo Metal Industries Ltd. ...........     150,000          199,813
Takeda Chemical Industries Ltd. ..........       8,000          347,851
TDK Corp. Ltd. ...........................       4,000          302,611
Tokyo Electron Ltd. ......................       5,000          284,849
Tokyo Seimitsu Co. Ltd. ..................       8,000          443,025
Toshiba Corp. ............................      55,000          368,628
Toyota Motor Corp. Ltd. ..................      12,000          340,814
                                                            -----------
                                                             12,329,352
                                                            -----------

See notes to financial statements.

DLJ Winthrop Opportunity Funds--
  Statement of Investments April 30, 1999 (continued)
--------------------------------------------------------------------------------
DLJ Winthrop International Equity Fund

                                                Shares     U.S. $ Value
                                            ----------     ------------
NETHERLANDS--7.8%
Ahold NV .................................      13,770      $   512,066
Akzo Nobel NV ............................       6,250          282,672
Heineken Prov NV .........................       8,200          412,073
ING Groep NV .............................       7,411          457,101
Philips Electronics NV ...................       2,790          240,563
Royal Dutch Petroleum Co. ................      16,430          957,758
STMicroelectronics NV -
  NY Shares* .............................       2,500          255,000
Unilever NV-CVA ..........................       7,140          489,486
Wolters Kluwer NV ........................       8,480          369,624
                                                            -----------
                                                              3,976,343
                                                            -----------
PORTUGAL--0.6%
Portugal Telecom SA ......................       7,010          292,571
                                                            -----------

SINGAPORE--0.6%
Fraser & Neave Ltd. ......................      15,100           66,873
Singapore Airlines Ltd. ..................      10,900          100,408
Total Acces Communication
  Public Co. Ltd. ........................      44,000          149,600
                                                            -----------
                                                                316,881
                                                            -----------

SPAIN--2.6%
Agroman Empresa Constuctora SA ...........      22,070          231,156
Banco Santander Central Hispano SA .......      19,248          418,673
Endesa SA ................................      16,420          365,499
Telefonica de Espana SA ..................       6,599          315,770
                                                            -----------
                                                              1,331,098
                                                            -----------

SWEDEN--1.9%
Electrolux AB - B ........................      11,610          236,043
Nordbanken Holding AB ....................      37,920          238,951
Telefonaktiebolaget LM Ericsson SA .......      13,230          348,415
Volvo AB - B .............................       6,050          160,048
                                                            -----------
                                                                983,457
                                                            -----------

SWITZERLAND--7.7%
Alusuisse Lonza Group AG                           210          251,732
Credit Suisse Group - Reg. Shares                1,380          274,196
Holderbank Financiere Glarus AG                    150          181,188
Nestle SA - Reg. Shares ..................         350          648,986
Novartis A - Reg. Shares .................         380          557,351
Roche Holding AG - Genusscheine
  (PC) Shares ............................          66          777,719
Schindler Holding AG .....................         120          176,951
UBS AG - Reg. Shares .....................       1,818          618,557
Zurich Allied AG .........................         690          445,512
                                                            -----------
                                                              3,932,192
                                                            -----------

UNITED KINGDOM--22.2%
AstraZeneca Group Plc ....................      14,745          576,175
BAA PLC ..................................      24,650          257,978
Bank of Ireland Plc ......................       9,290          186,001
Bank of Scotland Plc .....................      31,100          465,188
Barclays Plc .............................      16,340          517,236
Boots Company Plc ........................      24,940          330,081
BP Amoco Plc .............................      52,440          994,628
British Aerospace Plc ....................      45,980          344,436
British Telecommunications Plc ...........      40,546          680,903
Cable and Wireless
  Communications Plc* ....................      19,070          217,696
CMG Plc ..................................       6,840          185,240
Compass Group Plc ........................      37,674          380,635
CRH Plc ..................................      16,390          321,820
Glaxo Wellcome Plc .......................      21,385          631,483
HSBC Holdings Plc ........................      13,100          498,411
Irish Life Plc ...........................      23,860          218,977
Lloyds TSB Group Plc .....................      23,962          386,005
Misys Plc ................................      52,470          492,952
PowerGen Plc .............................      17,460          191,726
Prudential Corporation Plc ...............      40,972          585,475
Railtrack Group Plc ......................      12,180          254,355
Reed International Plc ...................      38,080          346,110
Scottish and Southern Energy Plc .........      27,340          255,757
Smithkline Beecham Plc ...................      51,472          681,233
Tesco Plc ................................     131,490          391,138
Unilever Plc .............................      25,790          228,800
Vodafone Group Plc .......................      36,935          676,758
                                                            -----------
                                                             11,297,197
                                                            -----------

TOTAL INVESTMENTS--96.4%
  (cost $39,541,815) .....................                   49,176,144
                                                            -----------

Cash and Other Assets
  Net of Liabilities--3.6% ...............                    1,807,536
                                                            -----------

NET ASSETS--100% .........................                  $50,983,680
                                                            ===========

* Non-income producing

See notes to financial statements.

DLJ Winthrop Opportunity Funds--
  Statement of Investments April 30, 1999 (unaudited)
--------------------------------------------------------------------------------
DLJ Winthrop Developing Markets Fund

COMMON STOCKS--84.2%

                                                Shares     U.S. $ Value
                                            ----------     ------------
ARGENTINA--12.6%
Banco Frances SA .........................       4,600      $    35,663
Banco de Galicia y Buenos Aires SA .......      13,911           73,756
IRSA Inversiones .........................      61,987          198,431
Perez Companc SA .........................      53,311          293,320
Siderca SA ...............................      69,098          110,598
Telefonica de Argentina SA ADR ...........      15,048          562,419
YPF Sociedad Anonima SA ADR ..............      21,270          893,340
                                                            -----------
                                                              2,167,527
                                                            -----------

CHILE--3.0%
Cia Cervecerias Unidas SA ADR ............       3,760           92,355
Cia de Telecomunicaciones ................
  de Chile SA ADR ........................       7,963          210,522
Enersis SA ADR ...........................       2,273           43,613
Gener SA .................................       2,075           41,500
Madeco GDR ...............................       2,308           21,349
Sociedad Quimica y Minera
  De Chile SA ADR ........................       3,099          114,276
                                                            -----------
                                                                523,615
                                                            -----------

CHINA--1.0%
Beijing Yanhua Petrochemical
  Company Ltd.* ..........................      12,460           92,671
Huaneng Power International, Inc.* .......       5,960           80,088
                                                            -----------
                                                                172,759
                                                            -----------

CZECH REPUBLIC--2.8%
CEZ AS ...................................      34,331           48,519
Inzenyrske Prumyslove Stavby* ............       2,850            6,411
Komercni Banka AS ........................       1,240           15,235
Skoda Plzen AS* ..........................       3,851           15,172
SPT Telecom AS* ..........................      20,840          303,144
Tabak AS .................................         469           97,667
                                                            -----------
                                                                486,148
                                                            -----------

GREECE--6.8%
Aktor SA .................................       1,170           22,815
Alpha Credit Bank SA .....................       2,160          154,592
Attica Enterprises .......................       8,010           67,751
Elais SA .................................       1,000           20,853
Ergo Bank SA .............................         517           45,287
Hellenic Bottling Company SA .............       3,660          108,589
Hellas Can Packaging SA ..................         730           21,088
National Bank of Greece ..................       1,593           37,048
Hellenic Telecommunication
  Organization SA ........................       3,944          281,310
Panafon Hellenic Telecom SA* .............      11,290          301,541
Silver & Baryte Ores Mining SA ...........         620           19,292
Titan Cement Company SA ..................       1,210           93,685
                                                            -----------
                                                              1,173,851
                                                            -----------

HONG KONG--1.9%
Beijing Datang Power Generation
  Co. Ltd.* ..............................     243,560           73,066
China Eastern Airlines Ltd.* .............   1,012,240           82,283
Guangdong Kelon Electric Holdings
  Co. Ltd. ...............................     128,690          116,233
Tsingtao, Brewery Co Ltd.* ...............     360,000           52,489
                                                            -----------
                                                                324,071
                                                            -----------

HUNGARY--1.6%
Gedeon Richter Rt. .......................         460           17,193
Matav Rt. ADR ............................       3,900          109,687
Mol Magyar Olaj GDR ......................       7,000          157,325
                                                            -----------
                                                                284,205
                                                            -----------

INDIA--3.9%
Crompton Greaves Ltd. GDR ................      34,200           29,070
Eih Limited GDR* .........................       8,400           40,320
Grasim Industries Ltd. GDR ...............       6,900           23,460
Indian Aluminum Co. Ltd. GDR* ............      32,500           47,125
Mahindra & Mahindra Ltd. GDR* ............       9,100           49,140
Ranbaxy Laboratories GDR .................      13,200          201,300
State Bank of India GDR ..................      14,200          126,735
Tata Engineering and Locomotive Co.
  Ltd. GDR ...............................      21,500           70,412
Videsh Sanchar GDR* ......................       6,300           75,443
                                                            -----------
                                                                663,005
                                                            -----------

MALAYSIA--2.5%
Ekran Bhd Warrants* ......................      15,000            1,563
Malayan Banking Bhd ......................      27,100           57,625
Petronas Gas Bhd .........................      37,000           68,938
Rothmans of Pall Mall Bhd ................       8,000           46,317
Telecom Malaysia Bhd .....................      61,500          145,014
Tenaga Nasional Bhd ......................      30,400           51,521
YTL Corporation Bhd ......................      40,000           54,738
                                                            -----------
                                                                425,716
                                                            -----------

MEXICO--16.9%
Cifra SA de CV Ser. 'V' ..................     309,402          622,170
Grupo Carso SA de CV Ser. 'A1'* ..........      51,810          262,422
Grupo Elektra SA de CV ...................      54,180           39,874
Grupo Industrial Bimbo SA de CV ..........      75,636          162,900
Grupo Mexico SA de CV Ser. 'B' ...........     115,110          453,477
Grupo Modelo SA de CV C1 'C' .............      30,190           81,684
Kimberly-Clark de Mexico SA
  de CV C1 'A' ...........................      99,150          400,260
Savia SA de CV* ..........................       1,000           23,062
Telefonos de Mexico SA C1 'L' ADR ........      10,190          771,893
Tubos de Acero de Mexico SA* .............       6,500           69,645
Vitro SA C1 'A' ..........................       9,750           21,685
                                                            -----------
                                                              2,909,072
                                                            -----------

PHILIPPINES--1.1%
Manila Electric Company C1 'B' ...........      27,680          105,556
SM Prime Holdings ........................       7,790           88,417
                                                            -----------
                                                                193,973
                                                            -----------

POLAND--0.5%
Telekomunikacja Polska SA ................      15,190           93,402
                                                            -----------

See notes to financial statements.

DLJ Winthrop Opportunity Funds--
  Statement of Investments April 30, 1999 (continued)
--------------------------------------------------------------------------------
DLJ Winthrop Developing Markets Fund

                                                Shares     U.S. $ Value
                                            ----------     ------------
SOUTH AFRICA--8.9%
Anglo American Corp. .....................       2,900      $   149,363
Anglogold Ltd. ...........................         601           28,177
Barlow Ltd. ..............................       9,500           56,804
De Beers Centenary AG ....................      18,675          465,013
Edgars Stores Ltd. .......................         903            4,584
Liberty Life Association of
  Africa Ltd. ............................       4,900           70,397
Metro Cash & Carry Ltd. ..................     162,300          135,597
Nedcor Ltd. ..............................       5,500          119,833
Pick 'N Pay Stores Ltd. ..................      40,800           61,023
Rembrandt Group Ltd. .....................      17,700          134,105
Sasol Ltd. ...............................      20,000          140,883
South African Breweries Ltd. .............      20,540          169,250
                                                            -----------
                                                              1,535,029
                                                            -----------

SOUTH KOREA--8.7%
Korea Electrical Power ADR ...............      22,458          370,557
Pohang Iron ADR ..........................      15,646          402,885
Samsung Electronics GDR ..................      10,512          448,600
SK Telecom Co. Ltd.* .....................      19,446          269,818
                                                            -----------
                                                              1,491,860
                                                            -----------

TAIWAN--6.4%
Cathay Construction Corp. ................     144,810           89,014
Cathay Life Insurance Co. Ltd. ...........      23,140           82,797
Evergreen Marine Corp. ...................      59,180           76,556
Far Eastern Textile Ltd. .................     143,272          192,349
Formosa Chemicals & Fibre Corp. ..........      50,174           59,535
Hon Hai Precision Industry* ..............      52,590          286,278
Hua Nan Commercial Bank ..................      31,315           52,672
International Commercial Bank
  of China ...............................      57,910           72,611
Microtek International, Inc.* ............      72,980           50,887
Pacific Electrical Wire
   & Cable Corp.* ........................     122,792           84,868
U-Ming Marine Transport Corp. ............      98,275           50,191
Yang Ming Marine Transport ...............       4,801            3,407
                                                            -----------
                                                              1,101,165
                                                            -----------

THAILAND--5.6%
Bangkok Bank Public Company Ltd. .........      95,100          284,424
PTT Exploration & Production
  Public Co. Ltd.* .......................      13,100          120,716
Siam Cement Public Company Ltd. ..........       7,500          138,794
TelecomAsia Corporation
  Public Co. Ltd. ........................     165,900          143,041
Thai Farmers Bank Public
  Company Ltd. ...........................      97,600          270,863
                                                            -----------
                                                                957,838
                                                            -----------
Total Common Stocks
  (cost $13,357,851) .....................                   14,503,236
                                                            -----------

PREFERRED STOCKS--14.4%

BRAZIL--14.4%
Banco Bredesco SA Prf ....................  17,386,080           42,188
Banco Itau SA Prf ........................     313,000          166,029
Centrais Electricas Brasileiras SA
  Prf Cl 'B' (Electobras) ................  17,853,000          362,664
Centrais Geradoras do Sul do Brasil
  SA Prf (Gerasul)* ......................  24,871,000           20,389
Companhia Brasiliera de Petroleo
  Ipiranga SA Prf ........................  25,123,000          168,095
Companhia Siderurgica Nacional
  SA Prf .................................   6,350,000          136,266
Companhia Vale do Rio Doce SA
  Prf Cvrt ...............................      17,238          331,467
Embratel Participacoes SA Prf ............  10,582,000          172,288
Lojas Americanas SA Prf ..................   54,364,00          242,496
Petroleo Brasileiro SA Prf (Petrobras) ...     683,000           97,578
Telecomunicacoes Brasileiras SA
  Prf (Telebras) .........................  13,744,000           28,168
Tele Centro Sul Participacoes SA Prf .....  10,582,000          109,713
Tele Norte Leste Participacoes SA Prf ....  10,582,000          178,603
Tele Sudeste Celular Participacoes
  SA Prf .................................  10,582,000           57,727
Telesp Celular Participacoes SA Prf* .....  10,582,000          107,162
Telesp Participacoes SA PrP* .............  10,582,000          263,439
                                                            -----------
Total Preferred Stocks
  (cost $2,991,639) ......................                    2,484,272
                                                            -----------

TOTAL INVESTMENTS--98.6%
  (cost $16,349,490) .....................                   16,987,508
                                                            -----------

Cash and Other Assets
  Net of Liabilities--1.4% ...............                      233,319
                                                            -----------

NET ASSETS--100% .........................                  $17,220,827
                                                            ===========

* Non-income producing

See notes to financial statements.

DLJ Winthrop Opportunity Funds--
  Statement of Assets and Liabilities April 30, 1999 (unaudited)
--------------------------------------------------------------------------------

                                                                  International    Developing
                                                                   Equity Fund    Markets Fund
                                                                  -------------   ------------
ASSETS:
    Investments in securities, at value
      (cost $39,541,815 and $16,349,490, respectively) ........   $ 49,176,144    $ 16,987,508
    Cash, at value (cost $1,762,111 and $214,197, respectively)      1,754,275         214,342
    Receivable for investment securities sold .................        468,249              --
    Receivable for capital stock sold .........................         31,975         121,168
    Dividends and interest receivable .........................        193,584          51,905
    Deferred organization costs (Note A) ......................         25,273          25,273
                                                                  ------------    ------------
    Total assets ..............................................     51,649,500      17,400,196
                                                                  ------------    ------------
LIABILITIES:
    Payable to investment advisor .............................         70,494          20,777
    Payable to distributor ....................................         14,331           4,799
    Payable for investment securities purchased ...............        286,922              --
    Payable for capital stock redeemed ........................        148,776          97,806
    Accrued expenses and other liabilities ....................        145,297          55,987
                                                                  ------------    ------------
    Total liabilities .........................................        665,820         179,369
                                                                  ------------    ------------
NET ASSETS ....................................................   $ 50,983,680    $ 17,220,827
                                                                  ============    ============
NET ASSETS CONSIST OF:
    Capital paid-in ...........................................   $ 37,322,571    $ 22,179,978
    Accumulated undistributed net investment income (loss) ....       (187,604)         29,839
    Accumulated net realized gain (loss) on investments and
      foreign currency transactions ...........................      4,225,679      (5,632,638)
    Net unrealized appreciation of investments and foreign
      currency denominated assets and liabilities .............      9,623,034         643,648
                                                                  ------------    ------------
                                                                  $ 50,983,680    $ 17,220,827
                                                                  ============    ============
CLASS A SHARES:
    Net assets ................................................   $ 44,963,991    $ 14,616,619
                                                                  ------------    ------------
    Shares outstanding ........................................      3,425,844       1,517,555
                                                                  ------------    ------------
    Net asset value and redemption value per share ............         $13.12          $ 9.63
                                                                        ======          ======
    Maximum offering price per share (net asset value plus
      sales charge of 5.75% of offering price) ................         $13.93          $10.22
                                                                        ======          ======
CLASS B SHARES:
    Net assets ................................................   $  6,019,689    $  2,604,208
                                                                  ------------    ------------
    Shares outstanding ........................................        469,410         277,436
                                                                  ------------    ------------
    Net asset value and offering price per share ..............         $12.82           $9.39
                                                                        ======           =====

See notes to financial statements.

DLJ Winthrop Opportunity Funds--
  Statement of Operations for the period ended April 30, 1999*
--------------------------------------------------------------------------------

                                                                              International    Developing
                                                                               Equity Fund    Markets Fund
                                                                              -------------   ------------
INVESTMENT INCOME:
    Dividend income ........................................................   $   407,399    $   266,240
    Interest income ........................................................        26,906          9,102
                                                                               -----------    -----------
                                                                                   434,305        275,342
        Less withholding tax on foreign source dividends ...................       (52,797)       (23,672)
                                                                               -----------    -----------
        Total investment income ............................................       381,508        251,670
                                                                               -----------    -----------
EXPENSES:
    Investment advisory fees (Note B) ......................................       317,213         99,548
    Distribution fees--Class A (Note B) ....................................        55,607         16,965
    Distribution fees--Class B (Note B) ....................................        31,342         11,778
    Custodian fees .........................................................        49,000         39,000
    Transfer agent fees ....................................................        33,000         26,000
    Registration fees ......................................................        27,000          7,100
    Legal fees .............................................................        20,000          8,000
    Auditing fees ..........................................................        17,000          6,000
    Printing fees ..........................................................        15,000          6,000
    Trustees' fees .........................................................         8,000          1,600
    Miscellaneous ..........................................................         3,525          1,648
    Amortization of organization costs (Note A) ............................        11,267         11,267
                                                                               -----------    -----------
                                                                                   587,954        234,906
        Less fees waived/reimbursed by investment advisor
           and subadvisor (Note B) .........................................       (18,842)       (54,850)
                                                                               -----------    -----------
        Net expenses .......................................................       569,112        180,056
                                                                               -----------    -----------
NET INVESTMENT INCOME (LOSS) ...............................................      (187,604)        71,614
                                                                               -----------    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
    FOREIGN CURRENCY TRANSACTIONS--Note C:
    Net realized gain (loss) on investments ................................     4,488,412       (915,777)
    Net realized loss on foreign currency transactions .....................       (88,890)       (13,186)
    Net change in unrealized appreciation on investments ...................     2,437,486      5,176,914
    Net change in unrealized appreciation on translation of
      foreign currency denominated assets and liabilities ..................       (19,773)         7,383
                                                                               -----------    -----------
    Net realized and unrealized gain on investments and foreign currency
      transactions .........................................................     6,817,235      4,255,334
                                                                               -----------    -----------
    Contribution from subadvisor - Note B: .................................            --        461,495
                                                                               -----------    -----------

INCREASE IN NET ASSETS FROM OPERATIONS .....................................   $ 6,629,631    $ 4,788,443
                                                                               ===========    ===========

*Unaudited

See notes to financial statements.

DLJ Winthrop Opportunity Funds--Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                          International Equity Fund      Developing Markets Fund
                                                        ----------------------------   ----------------------------
                                                          Six Months      Year Ended     Six Months      Year Ended
                                                        Ended 04/30/99*    10/31/98    Ended 04/30/99*    10/31/98
                                                        ---------------   ----------- ----------------   ----------
OPERATIONS:
    Net investment income (loss) ....................   $   (187,604)   $   (320,362)   $     71,614    $     28,815
    Net realized gain (loss) on investments and
      foreign currency transactions .................      4,399,522       2,822,979        (928,963)     (1,411,734)
    Net change in unrealized appreciation/
      depreciation on investments and foreign
      currency denominated assets and liabilities ...      2,417,713       1,614,194       5,184,297      (5,517,894)
    Contribution from subadvisor ....................             --              --         461,495              --
                                                        ------------    ------------    ------------    ------------
    Increase (decrease) in net assets resulting
      from operations ...............................      6,629,631       4,116,811       4,788,443      (6,900,813)
                                                        ------------    ------------    ------------    ------------
DIVIDENDS AND DISTRIBUTIONS TO
    SHAREHOLDERS FROM:
    Investment income:
      Class A .......................................             --        (212,893)        (41,775)             --
      Class B .......................................             --              --              --              --
    Realized gains on investments:
      Class A .......................................     (2,412,264)       (333,161)             --              --
      Class B .......................................       (358,183)        (51,942)             --              --
                                                        ------------    ------------    ------------    ------------
    Total dividends and distributions to shareholders     (2,770,447)       (597,996)        (41,775)             --
                                                        ------------    ------------    ------------    ------------
CAPITAL STOCK TRANSACTIONS--(NET)
    Note D ..........................................     (3,294,494)     (4,236,399)     (6,389,018)     (8,578,625)
                                                        ------------    ------------    ------------    ------------
    Total increase (decrease)  in net assets ........        564,690        (717,584)     (1,642,350)    (15,479,438)
NET ASSETS:
    Beginning of year ...............................     50,418,990      51,136,574      18,863,177      34,342,615
                                                        ------------    ------------    ------------    ------------
    End of period (including undistributed
      net investment income of $29,839 for the
      Developing Markets Fund at April 30, 1999) ....   $ 50,983,680    $ 50,418,990    $ 17,220,827    $ 18,863,177
                                                        ============    ============    ============    ============

* Unaudited

See notes to financial statements.

DLJ Winthrop Opportunity Funds--
  Notes to Financial Statements  April 30, 1999 (unaudited)
--------------------------------------------------------------------------------

Note (A) Significant Accounting Policies. DLJ Winthrop International Funds ("Fund" or "Funds") consists of two portfolios (the "Portfolios"), the DLJ Winthrop International Equity Fund and the DLJ Winthrop Developing Markets Fund (together the "International Funds"), each a separate diversified series of the DLJ Winthrop Opportunity Funds (the "Trust"). In addition, the Trust consists of the DLJ Winthrop Municipal Money Fund, the DLJ Winthrop U.S. Government Money Fund and the DLJ Winthrop High Income Fund. The Trust was organized as a Delaware business trust under the laws of Delaware on May 31, 1995 and is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end investment company.

The investment objective of the Developing Markets Fund is long-term growth of capital by investing primarily in common stocks and other equity securities from developing countries. The International Equity Fund seeks long-term growth of capital by investing primarily in common stocks and other equity securities from established markets outside the United States.

Each Portfolio offers multiple classes of shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. In addition, effective May 17, 1999, the DLJ Winthrop International Equity Fund also offers Class D shares exclusively to employees of DLJ and its subsidiaries who are eligible to participate in the DLJ 401(k) Retirement Savings Plan. Each class is identical in all respects except that Class A and Class B shares bear different distribution service fees and Class D shares are not subject to any distribution service fees. Each class has different exchange privileges and only Class B shares have a conversion feature. Class A and Class B have exclusive voting rights with respect to each class's distribution plan.

The Funds account separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charges to that Portfolio's operations: expenses which are applicable to all portfolios are allocated among them on a pro rata basis. The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds.

      (1) Security Valuation: All securities for which current market quotations are readily available are valued at the last sale price prior to the time of determination, or, if there is no sales price on such date, and if bid and ask quotations are available, at the mean between the last current bid and asked prices. Securities that are traded over-the-counter, if bid and asked quotations are available, are valued at the mean between the current bid and asked prices, or, if quotations are not available, are valued as determined in good faith by the Board of Trustees of the Fund. Short-term investments having a maturity of 60 days or less are valued at amortized cost. Securities and assets for which current market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees of the Fund.

      (2) Foreign Currency Translations: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the bid prices of such currencies against the U.S. dollar as of the date of valuation. Purchases and sales of portfolio securities, commitments under forward foreign currency contracts, income receipts and expense accruals are translated at the prevailing exchange rate on the date of each transaction.

      The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

DLJ Winthrop Opportunity Funds--
  Notes to Financial Statements  April 30, 1999 (continued)
--------------------------------------------------------------------------------

      Reported net realized gain (loss) on foreign currency transactions arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized appreciation on translation of foreign currency denominated assets and liabilities arises from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in exchange rates.

      (3) Federal Income Taxes: The Funds intend to be treated as "regulated investment companies" under Sub-chapter M of the Internal Revenue Code and to distribute substantially all of their net taxable income. Accordingly, no provisions for Federal income or excise taxes have been made in the accompanying financial statements. The Developing Markets Fund has an unused capital loss carryover of approximately $3,772,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to October 31, 1998. If not applied, approximately $3,185,000 and $587,000 of the carryover expires in fiscal 2005 and 2006, respectively.

      (4) Investment Income and Securities Transactions: Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Security transactions are accounted for on the date securities are purchased or sold. Security gains and losses are determined on the identified cost basis.

      (5) Dividends and Distributions: Dividends and distributions to shareholders are recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

      (6) Deferred Organization Costs: Costs incurred with the Fund's organization are being amortized on a straight-line basis over five years commencing with the Fund's operation.

Note (B) Advisory and Distribution Services Agreements: Wood, Struthers & Winthrop Management Corp. (the "Advisor") is a wholly-owned subsidiary of Donaldson, Lufkin and Jenrette Securities Corporation, which is wholly-owned subsidiary of Donaldson, Lufkin and Jenrette, Inc. ("DLJ"). DLJ is an independently operated, indirect subsidiary of The Equitable Companies, Incorporated, a holding company controlled by AXA - UAP ("AXA"), a member of a large French insurance group. AXA is indirectly controlled by a group of four French mutual insurance companies. The Advisor has retained AXA Asset Management Partenaires as subadvisor to the Funds (the "Subadvisor"). Under the terms of an Advisory Agreement with the Advisor, for the investment management services furnished to each Portfolio, such Portfolio will pay the Advisor an advisory fee, on a graduated basis at an annual rate of 1.25% of the first $100 million of average daily net assets, 1.15% of the next $100 million and 1% of average daily net assets over $200 million. Such fee will be accrued daily and paid monthly. Under a Subadvisory Agreement between the Advisor and Subadvisor, the Advisor pays the Subadvisor for its services, out of the Advisor's own resources, at the following annual percentage rates of the average daily net assets of each Portfolio: .625 of 1% of each Portfolio's first $100 million,
 .575 of 1% of the next $100 million and .50 of 1% of the balance.

Through October 31, 1999, the Advisor has agreed to a contractual expense limitation to reduce management fees by the amount that total fund operating expenses exceed 2.15% and 2.90% of the average daily net assets of the Class A and Class B shares, respectively, of each Fund. In addition, the Subadvisor has agreed to reimburse the Advisor so that any such reduction will be borne equally between the Advisor and Subadvisor. After October 31, 1999, the Advisor and Subadvisor may, in their sole discretion, determine

DLJ Winthrop Opportunity Funds--
  Notes to Financial Statements  April 30, 1999 (continued)
--------------------------------------------------------------------------------

to discontinue this practice with respect to either Fund. As a result of the waiver, the waived fees amounted to $18,842 and $54,850 for the International Equity Fund and Developing Markets Fund, respectively, during the six month period ended April 30, 1999.

The Fund has entered into a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940 for Class A and Class B shares with Donaldson, Lufkin & Jenrette Securities Corporation, the Fund's Distributor. Under the Agreement, each Portfolio will pay a distribution services fee to the Distributor at an annual rate of up to .25 of 1% of the average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Agreement also provides that the Advisor may use its own resources to finance the distribution of the Fund's shares.

Each Trustee who is not an affiliated person receives an attendance fee of $2,000 per meeting. In addition, each unaffiliated Trustee receives an attendance fee of $1,000 per audit committee meeting. Attendance fees are charged to all series of the Trust and are allocated on a pro rata basis.

During the six month period ended April 30, 1999, the Subadvisor reimbursed the Developing Markets Fund $461,495 for realized and unrealized losses on certain securities transactions.

Note (C) Investment Transactions: Purchases and sales of investment securities (excluding short-term securities and forward currency exchange contracts) during the six month period ended April 30, 1999, aggregated $20,696,264 and $29,217,311 for the International Equity Fund; and $2,619,516 and $8,484,558 for the Developing Markets Fund, respectively.

The Funds may enter into forward exchange currency contracts in order to hedge exposure to changes in foreign currency exchange rates on their foreign portfolio holdings. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in net realized gain or loss from foreign currency transactions.

Fluctuations in the value of forward exchange currency contracts are recorded for financial reporting purposes as net change in unrealized appreciation (depreciation) of foreign currency denominated assets and liabilities. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

At April 30, 1999, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. At April 30, 1999, the components of net unrealized appreciation of investments were as follows:

                                                  International     Developing
                                                   Equity Fund     Markets Fund
                                                  ------------     ------------

Gross appreciation (investments having
  an excess of value over cost) ..............    $ 10,601,762     $  3,916,923

Gross depreciation (investments having
  an excess of cost over value) ..............        (967,433)      (3,278,905)
                                                  ------------     ------------

Net unrealized appreciation of investments ...    $  9,634,329     $    638,018
                                                  ============     ============

DLJ Winthrop Opportunity Funds--
  Notes to Financial Statements  April 30, 1999 (continued)
--------------------------------------------------------------------------------

NOTE (D) Shares of Beneficial Interest: There is an unlimited number of shares ($0.001 par value) of beneficial interest authorized, divided into two classes, designated Class A and Class B shares. Transactions in shares of beneficial interest were as follows:

                                         International Equity Fund                            Developing Markets Fund
                               ---------------------------------------------       ----------------------------------------------
                                 Six Months Ended            Year Ended             Six Months Ended              Year Ended
                                  April 30, 1999*         October 31, 1998           April 30, 1999*           October 31, 1998
                               -------------------      --------------------       ------------------        --------------------
                               Shares       Amount      Shares        Amount       Shares      Amount        Shares        Amount
                               ------       ------      ------        ------       ------      ------        ------        ------
Class A
Shares sold ...............    129,658   $ 1,580,908    139,783    $ 1,702,041     89,723    $   759,257     192,165    $ 1,656,541
Shares issued through
  reinvestment of dividends
  and distributions .......    208,666     2,393,397     48,974        540,052      5,473         40,773          --             --
                              --------   -----------   --------    -----------   --------    -----------    --------    -----------
                               338,324     3,974,305    188,757      2,242,093     95,196        800,030     192,165      1,656,541
                              --------   -----------   --------    -----------   --------    -----------    --------    -----------
Shares redeemed ...........   (541,301)   (6,729,989)  (440,781)    (5,400,186)  (869,071)    (6,571,634)   (987,774)    (8,873,605)
                              --------   -----------   --------    -----------   --------    -----------    --------    -----------
Net decrease ..............   (202,977)  ($2,755,684)  (252,024)   ($3,158,093)  (773,875)   ($5,771,604)   (795,609)   ($7,217,064)
                              ========   ===========   ========    ===========   ========    ===========    ========    ===========

Class B
Shares sold ...............     27,435   $   342,494    139,435    $ 1,763,811      7,236    $    54,969      66,054    $   582,468
Shares issued through
  reinvestment of dividends
  and distributions .......     31,390       352,824      4,788         51,706         --             --          --             --
                              --------   -----------   --------    -----------   --------    -----------    --------    -----------
                                58,825       695,318    144,223      1,815,517      7,236         54,969      66,054        582,468
                              --------   -----------   --------    -----------   --------    -----------    --------    -----------
Shares redeemed ...........   (101,226)   (1,234,128)  (239,102)    (2,893,823)   (90,381)      (672,383)   (233,191)    (1,944,029)
                              --------   -----------   --------    -----------   --------    -----------    --------    -----------
Net decrease ..............    (42,401)  ($  538,810)   (94,879)   ($1,078,306)   (83,145)   ($  617,414)   (167,137)   ($1,361,561)
                              ========   ===========   ========    ===========   ========    ===========    ========    ===========

* Unaudited

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The table below sets forth financial data for a share of capital stock outstanding throughout the periods presented. This information has been derived from information provided in the financial statements.

                                                                      International Equity Fund
                                            -----------------------------------------------------------------------
                                                                               Class A
                                            -----------------------------------------------------------------------
                                              Six Months
                                            Ended April 30,                  Year Ended October 31,
                                            --------------- -------------------------------------------------------
                                                1999**         1998           1997           1996           1995*
                                            --------------- ----------     ----------     ----------     ----------
Net asset value, beginning of period .....   $    12.20     $    11.42     $    10.38     $     9.58     $    10.00
                                             ----------     ----------     ----------     ----------     ----------
Net investment loss(1) ...................        (0.08)         (0.06)         (0.07)         (0.04)            --
Net realized and unrealized gain
  (loss) on investments and foreign
  currency transactions ..................         1.70           0.99           1.11           0.84          (0.42)
                                             ----------     ----------     ----------     ----------     ----------
Net increase (decrease) in net
  asset value from operations ............         1.62           0.93           1.04           0.80          (0.42)
                                             ----------     ----------     ----------     ----------     ----------
Dividends from net investment income .....           --          (0.06)            --             --             --
Distributions from capital gains .........        (0.70)         (0.09             --             --             --
                                             ----------     ----------     ----------     ----------     ----------
Total distributions ......................        (0.70)         (0.15)            --             --             --
                                             ----------     ----------     ----------     ----------     ----------
Net asset value, end of period ...........   $    13.12     $    12.20     $    11.42     $    10.38     $     9.58
                                             ==========     ==========     ==========     ==========     ==========
Total return(2) ..........................        14.19%          8.20%         10.02%          8.35%         (4.20)%
Ratio of expenses to average net assets(4)         2.15%          2.15%          2.15%          2.15%          2.15%(3)
Ratio of net investment
  loss to average net assets(4) ..........        (0.64)%        (0.49)%        (0.59)%        (0.39)%        (0.02)%(3)
Portfolio turnover rate ..................        75.33%         69.66%         73.92%         94.12%          0.00%
Net assets, end of period (000 omitted) ..   $   44,964     $   44,286     $   44,316     $   42,170     $   28,819


                                                                      International Equity Fund
                                            -----------------------------------------------------------------------
                                                                               Class B
                                            -----------------------------------------------------------------------
                                              Six Months
                                            Ended April 30,                  Year Ended October 31,
                                            --------------- -------------------------------------------------------
                                                1999**         1998           1997           1996           1995*
                                            --------------- ----------     ----------     ----------     ----------
Net asset value, beginning of period .....   $    11.98     $    11.24     $    10.29     $     9.57     $    10.00
                                             ----------     ----------     ----------     ----------     ----------
Net investment loss(1) ...................        (0.17)         (0.15)         (0.15)         (0.13)         (0.02)
Net realized and unrealized gain
  (loss) on investments and foreign
  currency transactions ..................         1.71           0.98           1.10           0.85          (0.41)
                                             ----------     ----------     ----------     ----------     ----------
Net increase (decrease) in net
  asset value from operations ............         1.54           0.83           0.95           0.72          (0.43)
                                             ----------     ----------     ----------     ----------     ----------
Dividends from net investment income .....           --             --             --             --             --
Distributions from capital gains .........        (0.70)         (0.09)            --             --             --
                                             ----------     ----------     ----------     ----------     ----------
Total distributions ......................        (0.70)         (0.09)            --             --             --
                                             ----------     ----------     ----------     ----------     ----------
Net asset value, end of period ...........   $    12.82     $    11.98     $    11.24     $    10.29     $     9.57
                                             ==========     ==========     ==========     ==========     ==========
Total return(2) ..........................        13.76%          7.43%          9.23%          7.52%         (4.30)%
Ratio of expenses to average net assets(4)         2.90%          2.90%          2.90%          2.90%          2.90%(3)
Ratio of net investment
  loss to average net assets(4) ..........        (1.41)%        (1.24)%        (1.32)%        (1.25)%        (1.77)%(3)
Portfolio turnover rate ..................        75.33%         69.66%         73.92%         94.12%          0.00%
Net assets, end of period (000 omitted) ..   $    6,020     $    6,133     $    6,821     $    4,955     $    1,803

                                                                     Developing Markets Fund
                                           ------------------------------------------------------------------------
                                                                            Class A
                                           ------------------------------------------------------------------------
                                             Six Months
                                           Ended April 30,                   Year Ended October 31,
                                           ---------------  -------------------------------------------------------
                                                1999**         1998           1997           1996           1995*
                                           ---------------  ----------     ----------     ----------     ----------
Net asset value, beginning of period .....   $     7.14     $     9.52     $     9.96     $     9.53     $    10.00
                                             ----------     ----------     ----------     ----------     ----------
Net investment income (loss)(1) ..........         0.04           0.02          (0.02)         (0.01)            --
Net realized and unrealized gain
  (loss) on investments and foreign
  currency transactions ..................         2.25          (2.40)         (0.40)          0.44          (0.47)
Contribution from subadvisor .............         0.23             --             --             --             --
                                             ----------     ----------     ----------     ----------     ----------
Net increase (decrease) in net
  asset value from operations ............         2.52          (2.38)         (0.42)          0.43          (0.47)
                                             ----------     ----------     ----------     ----------     ----------
Dividends from net investment income .....        (0.03)            --             --             --             --
Distributions from capital gains .........           --             --          (0.02)            --             --
Total Distributions ......................        (0.03)            --             --          (0.02)            --
                                             ----------     ----------     ----------     ----------     ----------
Net asset value, end of period ...........   $     9.63     $     7.14     $     9.52     $     9.96     $     9.53
                                             ==========     ==========     ==========     ==========     ==========
Total return(2) ..........................        35.33%        (25.00)%        (4.18)%         4.51%         (4.70)%
Ratio of expenses to average net assets(4)         2.15%          2.15%          2.15%          2.15%          2.15%(3)
Ratio of net investment income
  (loss) to average net assets(4) ........         1.00%          0.22%         (0.17)%        (0.14)%         0.32%(3)
Portfolio turnover rate ..................        30.53%         43.56%         52.79%         26.76%          0.00%
Net assets, end of period (000 omitted) ..   $   14,617     $   16,355     $   29,402     $   36,918     $   14,622

                                                                     Developing Markets Fund
                                           -----------------------------------------------------------------------
                                                                           Class B
                                           -----------------------------------------------------------------------
                                             Six Months
                                           Ended April 30,                  Year Ended October 31,
                                           --------------- -------------------------------------------------------
                                                1999**        1998           1997           1996           1995*
                                           --------------- ----------     ----------     ----------     ----------
Net asset value, beginning of period .....   $     6.96    $     9.36     $     9.86     $     9.52     $    10.00
                                             ----------     ----------     ----------     ----------     ----------
Net investment income (loss)(1) ..........         0.01         (0.04)         (0.19)         (0.08)         (0.01)
Net realized and unrealized gain
  (loss) on investments and foreign
  currency transactions ..................         2.19         (2.36)         (0.29)          0.42          (0.47)
Contribution from subadvisor .............         0.23            --             --             --             --
                                             ----------     ----------     ----------     ----------     ----------
Net increase (decrease) in net
  asset value from operations ............         2.43         (2.40)         (0.48)          0.34          (0.48)
Dividends from net investment income .....           --            --             --             --             --
Distributions from capital gains .........           --            --          (0.02)            --             --
                                             ----------     ----------     ----------     ----------     ----------
Total Distributions ......................           --            --             --          (0.02)            --
Net asset value, end of period ...........   $     9.39    $     6.96     $     9.36     $     9.86     $     9.52
                                             ==========    ==========     ==========     ==========     ==========
Total return(2) ..........................        34.91%       (25.64)%        (4.83)%         3.57%         (4.80)%
Ratio of expenses to average net assets(4)         2.90%         2.90%          2.90%          2.90%          2.90%(3)
Ratio of net investment income
  (loss) to average net assets(4) ........         0.19%        (0.50)%        (1.74)%        (0.83)%        (1.00)%(3)
Portfolio turnover rate ..................        30.53%        43.56%         52.79%         26.76%          0.00%
Net assets, end of period (000 omitted) ..   $    2,604    $    2,509     $    4,941     $    3,641     $    1,004

  *   Commencement of operations was September 8, 1995
 **   Unaudited
(1)   Based on average shares outstanding
(2) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total return. Total return calculated for a period of less than one year is not annualized. Total return for the six months ended April 30, 1999 excluding the effect of the contribution from the Subadvisor for realized and unrealized securities losses was 32.09% and 31.61% for the Developing Markets Fund Class A and B shares, respectively.
(3)   Annualized
(4) Net of voluntary reduction of management fees by Adviser and Subadviser expressed as a percentage of average daily net assets of both Class A and Class B shares of each Fund as follows: International Equity Fund .07% (annualized) for the six months ended April 30, 1999 and .10%, .18%, .27% and .60% for the years ended 10/31/98, 97, 96 and 95, respectively, and Developing Markets Fund .69% (annualized) for the six months ended April 30, 1999, and .61%, .34%, .54% and .60% for the years ended 10/31/98, 97,
      96 and 95, respectively.

TRUSTEES
G. Moffett Cochran           Robert E. Fischer          John W. Waller, III
Wilmot H. Kidd, III          Martin Jaffe

OFFICERS
G. Moffett Cochran, Chairman and President
James A. Engle, Vice President
Martin Jaffe, Vice President, Secretary and Treasurer
Brian A. Kammerer, Vice President

INVESTMENT ADVISER
Wood, Struthers & Winthrop Management Corp.
An Investment Management Subsidiary of
Donaldson, Lufkin & Jenrette
277 Park Avenue, New York, NY 10172

SUBADVISER
AXA Asset Management Partenaires
46, avenue de la Grande Armee
Paris, France 75017

CUSTODIAN
Citibank, N.A.
111 Wall Street, New York, NY 10043

TRANSFER AGENT
First Data Investor Services Group, Inc.
P.O. Box 61787 (211 South Gulph Road)
King of Prussia, PA 19406

DISTRIBUTOR
Donaldson, Lufkin & Jenrette Securities Corporation
277 Park Avenue, New York, NY 10172

INDEPENDENT AUDITORS
Ernst & Young LLP
787 Seventh Avenue, New York, NY 10019

LEGAL COUNSEL
Skadden, Arps, Slate, Meagher & Flom
919 Third Avenue, New York, NY 10022

This report is submitted for the general information of the stockholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which should be read carefully before investing.

[LOGO] DLJ WINTHROP FUNDS
       277 Park Avenue, New York, NY 10172
       800-225-8011

SEMI-INTL99